SHORT TERM AND LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Notes Payable to Banks [Member]
Debt Instrument Line Items
Schedule of aggregate principal annual payments of the bonds
Repayment amount

2017	$11,150
2018	5,000
2019	33,750

Total principal payments	49,900
Less: unamortized original issue discount	(1,316)

Present value of principal payments	48,584
Less: current portion	10,656

Long-term debt	$37,928